UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22786

Investment Company Act File Number

Bond Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Bond Portfolio

January 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 22.5%

Security		Principal Amount* (000’s omitted)	Value
Auto Manufacturers — 1.5%
Ford Motor Credit Co., LLC, 4.05%, 12/10/18	AUD	14,370	$10,233,782

			$10,233,782

Commercial Services — 0.2%
ServiceMaster Co., LLC (The), 7.25%, 3/1/38		1,670	$1,544,750

			$1,544,750

Computers — 3.2%
Seagate HDD Cayman, 4.875%, 6/1/27(1)		11,961	$9,030,591
SunGard Availability Services Capital, Inc., 8.75%, 4/1/22(1)		20,390	12,132,050

			$21,162,641

Diversified Financial Services — 2.7%
Jefferies Group, LLC, 6.50%, 1/20/43		15,605	$14,521,279
Navient Corp., 5.625%, 8/1/33		3,914	2,583,240
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(1)(2)		1,610	1,147,125

			$18,251,644

Home Builders — 1.1%
MDC Holdings, Inc., 6.00%, 1/15/43		9,474	$7,247,610

			$7,247,610

Mining — 5.3%
Cliffs Natural Resources, Inc., 6.25%, 10/1/40		32,826	$4,923,900
Freeport-McMoRan, Inc., 5.45%, 3/15/43		16,106	6,482,665
Southern Copper Corp., 5.25%, 11/8/42		19,219	13,996,410
Teck Resources, Ltd., 5.20%, 3/1/42		16,708	7,605,482
Teck Resources, Ltd., 5.40%, 2/1/43		4,723	2,137,157

			$35,145,614

Miscellaneous Manufacturing — 1.4%
Trinity Industries, Inc., 4.55%, 10/1/24		10,244	$9,176,401

			$9,176,401

Oil & Gas — 4.3%
Devon Energy Corp., 5.85%, 12/15/25		3,040	$2,844,501
Encana Corp., 3.90%, 11/15/21		4,620	3,156,730
Kinder Morgan, Inc., 4.30%, 6/1/25		4,460	3,870,736
Rowan Cos., Inc., 5.40%, 12/1/42		34,040	18,398,109

			$28,270,076

Retail — 1.6%
JC Penney Corp., Inc., 6.375%, 10/15/36		14,970	$9,618,225
JC Penney Corp., Inc., 7.40%, 4/1/37		1,942	1,296,285

			$10,914,510

Telecommunications — 1.2%
Avaya, Inc., 10.50%, 3/1/21(1)		31,885	$7,951,322

			$7,951,322

Total Corporate Bonds & Notes (identified cost $234,192,029)			$149,898,350

Foreign Corporate Bonds — 18.9%

Security		Principal Amount* (000’s omitted)	Value
Banks — 2.7%
Australia and New Zealand Banking Group, Ltd., 3.75%, 7/25/19	AUD	14,640	$10,602,646
Landwirtschaftliche Rentenbank, 4.75%, 3/12/19	NZD	11,216	7,607,497

			$18,210,143

Engineering & Construction — 0.6%
Empresas ICA SAB de CV, 8.875%, 5/29/24(1)(3)		20,370	$3,870,300

			$3,870,300

Mining — 3.3%
Barrick Gold Corp., 5.25%, 4/1/42		12,487	$8,390,815
Newcrest Finance Pty, Ltd., 4.20%, 10/1/22(1)		6,320	5,418,262
Newcrest Finance Pty, Ltd., 5.75%, 11/15/41(1)		11,060	7,784,813

			$21,593,890

Miscellaneous Manufacturing — 0.9%
Bombardier, Inc., 7.45%, 5/1/34(1)		9,110	$6,103,700

			$6,103,700

Oil & Gas — 7.2%
Ecopetrol SA, 5.875%, 5/28/45		15,415	$10,747,338
Ensco PLC, 5.75%, 10/1/44		19,010	10,862,219
Odebrecht Offshore Drilling Finance, Ltd., 6.75%, 10/1/22(1)		16,705	3,758,627
Pacific Drilling SA, 5.375%, 6/1/20(1)		11,255	2,729,338
Pacific Exploration and Production Corp., 5.625%, 1/19/25(1)		25,570	3,289,836
Petrobras Global Finance BV, 5.625%, 5/20/43		27,800	16,888,500

			$48,275,858

Telecommunications — 4.2%
America Movil SAB de CV, 6.45%, 12/5/22	MXN	233,020	$12,337,203
Oi Brasil Holdings Cooperatief UA, 5.75%, 2/10/22(1)		35,100	15,619,500

			$27,956,703

Total Foreign Corporate Bonds (identified cost $220,916,676)			$126,010,594

Foreign Government Bonds — 18.3%
Security		Principal Amount* (000’s omitted)	Value
Brazil — 3.4%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/21	BRL	110,630	$22,728,964

			$22,728,964

Canada — 4.7%
Canada Housing Trust, 3.80%, 6/15/21(1)	CAD	19,020	$15,445,587
Canadian Government Bond, 0.75%, 3/1/21	CAD	21,980	15,800,057

			$31,245,644

Ecuador — 1.1%
Republic of Ecuador, 7.95%, 6/20/24(1)		10,600	$7,393,500

			$7,393,500

Greece — 1.0%
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/23(4)(5)	EUR	528	$383,628
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/24(4)(5)	EUR	528	377,032

Security		Principal Amount* (000’s omitted)	Value
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/25(4)(5)	EUR	528	$368,696
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/26(4)(5)	EUR	528	360,085
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/27(4)(5)	EUR	528	351,317
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/28(4)(5)	EUR	528	343,338
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/29(4)(5)	EUR	528	331,912
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/30(4)(5)	EUR	528	327,386
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/31(4)(5)	EUR	528	323,056
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/32(4)(5)	EUR	528	315,855
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/33(4)(5)	EUR	528	311,965
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/34(4)(5)	EUR	528	306,676
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/35(4)(5)	EUR	528	303,849
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/36(4)(5)	EUR	528	300,943
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/37(4)(5)	EUR	528	298,132
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/38(4)(5)	EUR	528	297,431
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/39(4)(5)	EUR	528	297,153
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/40(4)(5)	EUR	528	296,994
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/41(4)(5)	EUR	528	297,455
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/42(4)(5)	EUR	528	298,425

			$6,491,328

Malaysia — 1.5%
Malaysia Government Bond, 3.795%, 9/30/22	MYR	40,330	$9,808,596

			$9,808,596

Mexico — 1.7%
Mexican Bonos, 7.75%, 11/13/42	MXN	190,787	$11,629,626

			$11,629,626

Mongolia — 0.6%
Mongolia Government International Bond, 5.125%, 12/5/22(1)		5,600	$4,234,809

			$4,234,809

Norway — 0.8%
Kommunalbanken AS, 5.00%, 3/28/19	NZD	8,300	$5,662,291

			$5,662,291

Supranational — 3.5%
Inter-American Development Bank, 7.20%, 11/14/17	IDR	140,030,000	$9,752,187
International Finance Corp., 6.30%, 11/25/24	INR	420,000	5,918,827
International Finance Corp., 6.45%, 10/30/18	INR	500,500	7,382,935

			$23,053,949

Total Foreign Government Bonds (identified cost $146,904,842)			$122,248,707

Convertible Bonds — 11.0%

Security		Principal Amount (000’s omitted)	Value
Health Care - Products — 1.2%
Hologic, Inc., 0.00%, 12/15/43		$6,720	$8,202,600

			$8,202,600

Home Builders — 6.6%
CalAtlantic Group, Inc., 1.25%, 8/1/32		$13,940	$14,671,850
KB Home, 1.375%, 2/1/19		12,260	10,666,200
Lennar Corp., 3.25%, 11/15/21(1)		10,230	18,497,119

			$43,835,169

Security	Principal Amount (000’s omitted)	Value
Machinery - Diversified — 2.1%
Chart Industries, Inc., 2.00%, 8/1/18	$16,955	$14,009,069

		$14,009,069

Oil & Gas — 0.3%
American Energy - Permian Basin, LLC, 8.00%, 5/1/22(1)(6)	$10,124	$1,619,904
Ascent Resources - Utica, LLC, 3.50%, 3/1/21(1)(6)	11,600	525,689

		$2,145,593

Telecommunications — 0.8%
Ciena Corp., 3.75%, 10/15/18(1)	$4,445	$5,081,191

		$5,081,191

Total Convertible Bonds (identified cost $92,052,018)		$73,273,622

Commercial Mortgage-Backed Securities — 0.3%
Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC
Series 2013-1, Class C, 4.70%, 11/15/25(1)	$815	$806,689
Series 2013-1, Class D, 6.41%, 11/15/25(1)	339	335,812
Americold LLC Trust
Series 2010-ARTA, Class D, 7.443%, 1/14/29(1)	1,000	1,119,644

Total Commercial Mortgage-Backed Securities (identified cost $2,291,209)		$2,262,145

Tax-Exempt Investments — 0.8%
Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 0.8%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/42	$10,860	$1,980,213
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/43	9,275	1,586,025
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	7,500	1,202,775
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,165	325,594

Total Tax-Exempt Investments (identified cost $5,223,007)		$5,094,607

Senior Floating-Rate Loans — 1.4%(7)
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Business Equipment and Services — 0.0%(8)
Education Management, LLC, Term Loan, 5.50%, Maturing 7/2/20(9)	$233	$107,016
Education Management, LLC, Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing 7/2/20(9)	414	102,321

		$209,337

Food Services — 1.4%
Weight Watchers International, Inc., Term Loan, 4.00%, Maturing 4/2/20	$13,097	$9,089,649

		$9,089,649

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Retail — 0.0%(8)
rue21, Inc., Term Loan, 5.625%, Maturing 10/9/20	$391	$306,935

		$306,935

Total Senior Floating-Rate Loans (identified cost $10,548,234)		$9,605,921

Common Stocks — 14.8%

Security	Shares	Value
Automotive & Parts — 0.4%
Goodyear Tire & Rubber Co. (The)	99,809	$2,835,574

		$2,835,574

Banks — 0.9%
Regions Financial Corp.	747,535	$6,069,984

		$6,069,984

Beverages — 1.4%
Constellation Brands, Inc., Class A	61,192	$9,330,556

		$9,330,556

Business Equipment and Services — 0.0%
Education Management Corp.(9)(10)(11)	2,788,966	$0

		$0

Electronics — 0.6%
Thermo Fisher Scientific, Inc.	27,968	$3,693,454

		$3,693,454

Machinery - Construction & Mining — 0.7%
Caterpillar, Inc.	73,780	$4,592,070

		$4,592,070

Mining — 0.5%
Freeport-McMoRan, Inc.	759,544	$3,493,902

		$3,493,902

Miscellaneous Manufacturing — 1.3%
General Electric Co.	89,307	$2,598,834
Ingersoll-Rand PLC	120,732	6,214,076

		$8,812,910

Oil & Gas — 4.2%
Chevron Corp.	54,652	$4,725,758
Kinder Morgan, Inc.	420,503	6,917,274
Occidental Petroleum Corp.	122,434	8,427,132
Royal Dutch Shell PLC ADR, Class B	105,550	4,657,922
SandRidge Energy, Inc.(11)	742,046	25,230
Seven Generations Energy, Ltd., Class A(11)	332,331	3,738,694

		$28,492,010

Pharmaceuticals — 0.4%
Eli Lilly & Co.	31,731	$2,509,922

		$2,509,922

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 0.9%
AvalonBay Communities, Inc.	8,495	$1,456,808
Boston Properties, Inc.	12,368	1,437,285
VEREIT, Inc.	419,646	3,235,471

		$6,129,564

Semiconductors — 1.5%
Intel Corp.	310,322	$9,626,188

		$9,626,188

Software — 1.0%
Oracle Corp.	173,999	$6,317,904

		$6,317,904

Telecommunications — 1.0%
Corning, Inc.	349,891	$6,511,472

		$6,511,472

Total Common Stocks (identified cost $128,640,467)		$98,415,510

Convertible Preferred Stocks — 3.3%

Security	Shares	Value
Business Equipment and Services — 0.0%(8)
Education Management Corp., Series A-1, 7.50%(9)(10)(11)	3,103	$41,673

		$41,673

Health Care - Products — 1.2%
Alere, Inc., 3.00%	28,690	$8,052,924

		$8,052,924

Mining — 0.2%
Cliffs Natural Resources, Inc., 7.00%	1,175,442	$1,692,637

		$1,692,637

Oil & Gas — 0.8%
Chesapeake Energy Corp., 5.75%	32,965	$5,091,032
SandRidge Energy, Inc., 7.00%	93,015	116,269
SandRidge Energy, Inc., 8.50%	80,591	100,739

		$5,308,040

Real Estate Investment Trusts (REITs) — 1.1%
iStar, Inc., Series J, 4.50%	157,195	$7,069,059

		$7,069,059

Total Convertible Preferred Stocks (identified cost $82,709,684)		$22,164,333

Short-Term Investments — 3.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.40%(12)	$24,857	$24,856,868

Total Short-Term Investments (identified cost $24,856,868)		$24,856,868

Total Investments — 95.0% (identified cost $948,335,034)		$633,830,657

Other Assets, Less Liabilities — 5.0%		$33,464,329

Net Assets — 100.0%		$667,294,986

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2016, the aggregate value of these securities is $133,895,408 or 20.1% of the Portfolio’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	Defaulted security.

(4)	Multi-step coupon bond. Interest rate represents the rate in effect at January 31, 2016.

(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2016, the aggregate value of these securities is $6,491,328 or 1.0% of the Portfolio’s net assets.

(6)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(7)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(8)	Amount is less than 0.05%.

(9)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(10)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(11)	Non-income producing security.

(12)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2016 was $21,379.

Abbreviations:

ADR	-	American Depositary Receipt

NPFG	-	National Public Finance Guaranty Corp.

PIK	-	Payment In Kind

Currency Abbreviations:

AUD	-	Australian Dollar

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

EUR	-	Euro

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NZD	-	New Zealand Dollar

Country Concentration of Portfolio (based on country of risk)

Country	Percentage of Net Assets	Value
United States	54.6%	$363,870,518
Canada	9.3	62,378,222
Brazil	8.8	58,995,591
Mexico	4.2	27,837,129
Australia	3.6	23,805,721
Supranational	3.5	23,053,949
Colombia	2.1	14,037,174
Peru	2.1	13,996,410
Malaysia	1.5	9,808,596
Germany	1.1	7,607,497
Ecuador	1.1	7,393,500
Greece	1.0	6,491,328
Norway	0.8	5,662,291
Netherlands	0.7	4,657,922
Mongolia	0.6	4,234,809

Total Investments	95.0%	$633,830,657

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	71.7%	$478,690,437
Canadian Dollar	5.2	34,984,338
Mexican Peso	3.6	23,966,829
Brazilian Real	3.4	22,728,964
Australian Dollar	3.1	20,836,428
Indian Rupee	2.0	13,301,762
New Zealand Dollar	2.0	13,269,788
Malaysian Ringgit	1.5	9,808,596
Indonesian Rupiah	1.5	9,752,187
Euro	1.0	6,491,328

Total Investments	95.0%	$633,830,657

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$954,910,878

Gross unrealized appreciation	$10,806,171
Gross unrealized depreciation	(331,886,392)

Net unrealized depreciation	$(321,080,221)

The Portfolio did not have any open financial instruments at January 31, 2016.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$149,898,350	$—	$149,898,350
Foreign Corporate Bonds	—	126,010,594	—	126,010,594
Foreign Government Bonds	—	122,248,707	—	122,248,707
Convertible Bonds	—	73,273,622	—	73,273,622
Commercial Mortgage-Backed Securities	—	2,262,145	—	2,262,145
Tax-Exempt Investments	—	5,094,607	—	5,094,607
Senior Floating-Rate Loans	—	9,396,584	209,337	9,605,921
Common Stocks	98,415,510	—	0	98,415,510
Convertible Preferred Stocks	—	22,122,660	41,673	22,164,333
Short-Term Investments	—	24,856,868	—	24,856,868
Total Investments	$98,415,510	$535,164,137	$251,010	$633,830,657

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2016 is not presented.

At January 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bond Portfolio

By:	/s/ Kathleen C. Gaffney
Kathleen C. Gaffney
President

Date:	March 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kathleen C. Gaffney
Kathleen C. Gaffney
President

Date:	March 28, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 28, 2016